IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Federated Mortgage Fund
INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2018
On August 16, 2019, the Board of Directors (the “Board”) of Federated Total Return Series, Inc., on behalf of its series, Federated Mortgage Fund (the “Fund”), approved the following changes and enhancements related to the repositioning of the Fund's portfolio within its Morningstar, Inc. (“Morningstar”) category:
1. Effective November 27, 2019, the Fund will change its name to “Federated Select Total Return Bond Fund.” Accordingly, any and all references to “Federated Mortgage Fund” should be deleted and replaced with “Federated Select Total Return Bond Fund.”
2. Effective November 27, 2019, the Fund's non-fundamental investment policy of investing at least 80% of net assets (plus any borrowings for investment purposes) in mortgage investments will change to investing at least 80% of net assets (plus any borrowings for investment purposes) in fixed-income securities.
3. Effective December 1, 2019, the Fund's expense caps will be lowered on the Fund's IS class from 0.51% to 0.35% and on the SS class from 0.81% to 0.65% as will be reflected under “Risk/Return Summary: Fees and Expenses” at the Fund's next annual update scheduled for November 27, 2019.
4. Effective November 27, 2019, replace the section entitled “What are the Fund's Main Investment Strategies?” with the following (the section has been marked to show changes):
“What are the Fund's Main Investment Strategies?
The Fund seeks total return, which is defined as income plus capital appreciation. The Fund pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities.
Under normal market conditions, the ~~Fund invests primarily in~~ Adviser expects to invest at least 50% of the value of its net assets in mortgage-backed securities (MBS) of investment-grade quality ~~and seeks to provide returns consistent with investments in the market for U.S. home mortgages~~. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund may invest up to ~~15~~ 5% of its assets in noninvestment-grade securities, including those backed by so-called “sub-prime” mortgages and other types of noninvestment grade securities. Noninvestment-grade securities may also be referred to as below investment-grade securities.

The Fund also may invest in U.S. government securities and certain derivative instruments (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategies as more fully described herein.
The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Bloomberg Barclays U.S. ~~Mortgage Backed Securities~~ Aggregate Bond Index (the “Index”). At times, the Fund's investment adviser's (the “Adviser”) calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price sensitivity of a fixed-income security as a result of changes in interest rates, based on the weighted average timing of the instrument's expected fixed interest and principal payments. For example, if interest rates rise by 1% (in a parallel shift) the NAV of a fund with an average duration of five years theoretically would decline about 5.0%. As of ~~September 30, 2018~~ June 30, 2019, the duration of the Index, as published by its sponsor, was ~~5.21~~ 5.73 years. The duration of the Index and the Fund will may change on a daily basis in connection with changes in interest rates and/or spreads. The Adviser seeks to create a portfolio, consisting of MBS, commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLOs), CMBX (non-agency securitized indices that track the CMBS market), derivative instruments and other securities that outperforms the Index. The Fund may also invest in certain types of securities, such as, but not limited to, GSE Risk Transfer Notes, lease-backed and asset-backed securities, event-linked bonds and other insurance-linked notes.
Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund's use of derivative instruments will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.
The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities.”
5. Effective November 27, 2019, under the section entitled “What are the Main Risks of Investing in the Fund?” replace Credit Risk with the following:
“Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.

Collateralized Loan Obligations Risk. Collateralized loan obligations (CLOs) bear many of the same risks as other forms of asset-backed securities, including interest rate risk and issuer credit risk. As they are backed solely by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. The Fund's investment in CLOs may decrease in market value if the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or due to market anticipation of defaults and investor aversion to CLO securities as a class.”
6. Effective November 27, 2019, the Fund's broad-based securities market index (i.e., its primary benchmark) will be changed from the Bloomberg Barclays U.S. Mortgage Backed Securities Index (the “Current Benchmark”) to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Proposed Benchmark”). Both the Current Benchmark and the Proposed Benchmark will be shown in the Fund's “Average Annual Total Return Table” at the Fund's next annual update scheduled for November 27, 2019.
August 28, 2019

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454816 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Federated Mortgage Fund
INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2018
On August 16, 2019, the Board of Directors (the “Board”) of Federated Total Return Series, Inc., on behalf of its series, Federated Mortgage Fund (the “Fund”), approved the following changes and enhancements related to the repositioning of the Fund's portfolio within its Morningstar, Inc. (“Morningstar”) category:
1. Effective November 27, 2019, the Fund will change its name to “Federated Select Total Return Bond Fund.” Accordingly, any and all references to “Federated Mortgage Fund” should be deleted and replaced with “Federated Select Total Return Bond Fund.”
2. Effective November 27, 2019, the Fund's non-fundamental investment policy of investing at least 80% of net assets (plus any borrowings for investment purposes) in mortgage investments will change to investing at least 80% of net assets (plus any borrowings for investment purposes) in fixed-income securities.
3. Effective December 1, 2019, the Fund's expense caps will be lowered on the Fund's IS class from 0.51% to 0.35% and on the SS class from 0.81% to 0.65% as will be reflected under “Risk/Return Summary: Fees and Expenses” at the Fund's next annual update scheduled for November 27, 2019.
4. Effective November 27, 2019, replace the section entitled “What are the Fund's Main Investment Strategies?” with the following (the section has been marked to show changes):
“What are the Fund's Main Investment Strategies?
The Fund seeks total return, which is defined as income plus capital appreciation. The Fund pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities.
Under normal market conditions, the ~~Fund invests primarily in~~ Adviser expects to invest at least 50% of the value of its net assets in mortgage-backed securities (MBS) of investment-grade quality ~~and seeks to provide returns consistent with investments in the market for U.S. home mortgages~~. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund may invest up to ~~15~~ 5% of its assets in noninvestment-grade securities, including those backed by so-called “sub-prime” mortgages and other types of noninvestment-grade securities. Noninvestment-grade securities may also be referred to as below investment-grade securities.
The Fund also may invest in U.S. government securities and certain derivative instruments (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategies as more fully described herein.
The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Bloomberg Barclays U.S. ~~Mortgage Backed Securities~~ Aggregate Bond Index (the “Index”). At times, the Fund's investment adviser's (the “Adviser”) calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price sensitivity of a fixed-income security as a result of changes in interest rates, based on the weighted average timing of the instrument's expected fixed interest and principal payments. For example, if interest rates rise by 1% (in a parallel shift) the NAV of a fund with an average duration of five years theoretically would decline about 5.0%. As of ~~September 30, 2018~~ June 30, 2019, the duration of the Index, as published by its sponsor, was ~~5.21~~ 5.73 years. The duration of the Index and the Fund may change on a daily basis in connection with changes in interest rates and/or spreads. The Adviser seeks to create a portfolio, consisting of MBS, commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLOs), CMBX (non-agency securitized indices that track the CMBS market), derivative instruments and other securities that outperforms the Index. The Fund may also invest in certain types of securities, such as, but not limited to, GSE Risk Transfer Notes, lease-backed and asset-backed securities, event-linked bonds and other insurance-linked notes.

Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund's use of derivative instruments will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.
The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities.”
5. Effective November 27, 2019, under the section entitled “What are the Main Risks of Investing in the Fund?” replace Credit Risk with the following:
“Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
Collateralized Loan Obligations Risk. Collateralized loan obligations (CLOs) bear many of the same risks as other forms of asset-backed securities, including interest rate risk and issuer credit risk. As they are backed solely by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. The Fund's investment in CLOs may decrease in market value if the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or due to market anticipation of defaults and investor aversion to CLO securities as a class.”
6. Effective November 27, 2019, the Fund's broad-based securities market index (i.e., its primary benchmark) will be changed from the Bloomberg Barclays U.S. Mortgage Backed Securities Index (the “Current Benchmark”) to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Proposed Benchmark”). Both the Current Benchmark and the Proposed Benchmark will be shown in the Fund's “Average Annual Total Return Table” at the Fund's next annual update scheduled for November 27, 2019.
7. Effective November 27, 2019, replace the section entitled “What are the Fund's Investment Strategies?” with the following (the section has been marked to show changes):
“What are the Fund's Investment Strategies?
The Fund's investment objective is to provide total return. A statement of the Fund's investment objective and principal investment strategies and risks is set forth above in the Fund's Risk/Return Summary. There can be no assurances that the Fund will achieve its investment objective or that the investment strategies used by the Fund's investment adviser (the “Adviser”) will be successful.
The Fund seeks total return, which is defined as income plus capital appreciation. Under normal market conditions, the Fund invests primarily in U.S. dollar denominated, investment-grade, fixed-income securities. Under normal market conditions, the Adviser expects to invest at least 50% of the value of its net assets in mortgage-backed securities (MBS) of investment-grade quality ~~and seeks to provide returns consistent with investments in the market for U.S. home mortgages~~. A security is considered investment-grade quality if it is either: (i) rated within the four highest ratings categories by at least one nationally recognized statistical rating organization (an NRSRO); or (ii) if unrated, considered by the Adviser to be of investment-grade quality. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund may invest up to ~~15~~ 5% of its assets in noninvestment-grade securities, including those backed by so-called “sub-prime” mortgages, and other types of non-investment grade securities. Noninvestment-grade securities may also be referred to as below investment-grade securities. The Fund also may invest in U.S. government securities and certain derivative instruments.
The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Bloomberg Barclays U.S. ~~Mortgage Backed Securities~~ Aggregate Bond Index (the “Index”). At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price sensitivity of a fixed-income security as a result of changes in interest rates, based on the weighted average timing of the instrument's expected fixed interest and principal payments. For example, if interest rates rise by 1% (in a parallel shift) the NAV of a fund with an average duration of five years theoretically would decline about 5.0%. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. As of ~~September 30, 2018~~ June 30, 2019, the duration of the Index, as published by its sponsor, was ~~5.21~~ 5.73 years. The duration of the Index and the Fund may change on a daily basis in connection with changes in interest rates and/or spreads.

The Adviser seeks to create a portfolio - consisting of MBS, commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLOs), CMBX (non-agency securitized indices that track the CMBS market), derivative instruments and other securities that outperforms the Index. In implementing the Fund's investment strategy, the Adviser typically will take into consideration: (i) overall levels of interest rates; (ii) volatility of interest rates; (iii) relative interest rates of securities with longer and shorter durations (known as a “yield curve”); and (iv) relative interest rates of different types of securities (such as U.S. government securities and MBS).
Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts, including: the securities' specific interest rate and prepayment risks, and price sensitivity to changes in market spread levels and in the level of interest rate volatility. In analyzing MBS, the Adviser also may consider the average interest rates of the underlying loans, the prior and expected prepayments, any ratings issued by NRSROs, and any guarantee of the security or underlying loans by a GSE or non-agency issuer. The Fund does not limit the amount of its portfolio that may be invested in investment-grade non-agency MBS. The Fund may also invest in certain types of securities, such as, but not limited to, GSE Risk Transfer Notes, lease-backed and asset-backed securities, event-linked bonds and other insurance linked notes.
The Fund may use derivative contracts to implement elements of its investment strategy. For example, the Fund may use derivative contracts to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
■	increase or decrease the effective duration of the Fund portfolio; or
■	hedge against potential losses.
There can be no assurance that the Fund's use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.
The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in ~~mortgage investments~~ fixed-income securities.”
8. Effective November 27, 2017, under the section entitled “What are the Fund's Principal Investments?,” please add the following:
“Collateralized Loan Obligations
A collateralized loan obligation (CLO) is an asset-backed security whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, such as interest rate risk, issuer credit and liquidity risks. These investments are also subject to the risks associated with a decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults and investor aversion to these types of securities as a class. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. A Fund's investment in a CLO may decrease in market value because of: (i) loan defaults or credit impairment; (ii) the disappearance of subordinate tranches; (iii) market anticipation of defaults; and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of CLO securities in which a Fund invests. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.
CMBX Indexes
CMBX Indexes are indexes that track the commercial mortgage-backed securities (CMBS) market. The indexes represent 25 tranches of CMBS, each with a different credit rating. These indexes enable investors to gauge the market and take long or short positions via credit default swaps, which put specific interest rate spreads on each risk class. The pricing is based on the spreads themselves rather than on a pricing mechanism.”
9. Under the section entitled “What are the Main Risks of Investing in the Fund?” replace Credit Risk with the following:
“Issuer Credit Risk
It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
Many fixed-income securities receive credit ratings from nationally recognized statistical rating organizations (NRSROs) such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
Collateralized Loan Obligations Risk
Collateralized loan obligations (CLOs) bear many of the same risks as other forms of asset-backed securities, including interest rate risk and issuer credit risk. As they are backed solely by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. The risks of an investment in a CLO depend largely on the type of collateral securities and the class of the CLO in which the Fund invests. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund's investment in CLOs may decrease in market value if the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or due to market anticipation of defaults and investor aversion to CLO securities as a class.”
August 28, 2019
Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454815 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY
Federated Mortgage Fund
INSTITUTIONAL SHARES (TICKER FGFIX)
SERVICE SHARES (TICKER FGFSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2018
On August 16, 2019, the Board of Directors (the “Board”) of Federated Total Return Series, Inc., on behalf of its series, Federated Mortgage Fund (the “Fund”), approved the following changes and enhancements related to the repositioning of the Fund's portfolio within its Morningstar, Inc. (“Morningstar”) category:
1. Effective November 27, 2019, the Fund will change its name to “Federated Select Total Return Bond Fund.” Accordingly, any and all references to “Federated Mortgage Fund” should be deleted and replaced with “Federated Select Total Return Bond Fund.”
2. Effective November 27, 2019, the Fund's non-fundamental investment policy of investing at least 80% of net assets (plus any borrowings for investment purposes) in mortgage investments will change to at least 80% of net assets (plus any borrowings for investment purposes) in fixed-income securities.
Please delete any and all references to the non-fundamental names rule policy and replace it with the following:
“The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.”
August 28, 2019
Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454819 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.